Recapitalization - Calculation of Legacy AEye Shares (Details) - shares			7 Months Ended	12 Months Ended
	Aug. 16, 2021	Aug. 15, 2021	Aug. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reverse Recapitalization [Line Items]
Exercise of common stock options (in shares)				312,037
Legacy AEye shares (in shares)	122,509,667
AEye Technologies
Schedule Of Reverse Recapitalization [Line Items]
Legacy AEye shares (in shares)	122,509,667
Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)				155,137,237	101,286,645	102,945,482
Exercise of common stock options (in shares)			204,119	312,037	1,877,233
Repurchase of common stock (in shares)					(3,536,070)
Conversion of Convertible Notes and Accrued Interest (in shares)	20,778,097		20,778,097	20,778,097
Exercise of common stock and Series A preferred stock warrants (in shares)			240,806	240,806
Common Stock | Reverse Recapitalization, Converted Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)						41,984,908
Common Stock | AEye Technologies
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)						11,283,838
Exercise of common stock options (in shares)			54,859		504,524
Repurchase of common stock (in shares)					(950,352)
Conversion of Convertible Notes and Accrued Interest (in shares)		5,584,308	5,584,308
Exercise of common stock and Series A preferred stock warrants (in shares)			64,719
Preferred Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)				0	0	0
Preferred Stock | Reverse Recapitalization, Converted Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)						60,960,574
Preferred Stock | AEye Technologies
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)						16,383,725